UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00813

OFS CAPITAL CORPORATION

(Name of Registrant)

222 W. Adams Street, Suite 1850

Chicago, Illinois 60606
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of securities of OFS Capital Corporation (the “Company”) to be redeemed:

7.50% Notes due 2028 (CUSIP: 67103B 803) (the “Notes”).

(2) Date on which the securities are to be redeemed:

The Notes will be redeemed on September 29, 2026 (the “Redemption Date”).

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 1101 of the Company’s base indenture governing the Notes, dated as of April 16, 2018 (the “Base Indenture”), between the Company and U.S. Bank Trust Company, National Association (formerly known as U.S. Bank National Association) (“U.S. Bank”), as trustee, and (ii) Section 1.01(h) of the Seventh Supplemental Indenture, dated as of July 23, 2025, between the Company and U.S. Bank, as trustee (the “Seventh Supplemental Indenture”).

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem a portion of the outstanding Notes ($20,000,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the Seventh Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of August, 2026.

OFS CAPITAL CORPORATION

By: /s/ Bilal Rashid
Name:	Bilal Rashid
Title:	Chief Executive Officer